Finance Agreement Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Finance Agreement Payable
Finance Agreement Payable

Note 7 – Finance Agreement Payable

On October 25, 2023, the Company entered into an agreement with a premium financing company to finance its Directors and Officers insurance premiums for 12-month policies effective October 25, 2023. The amount financed of $467,500 is payable in 10 monthly installments plus interest at a rate of 8.95% through August 25, 2024. Accordingly, Directors and Officers insurance premiums of $550,000 was recorded in prepaid expenses and was amortized over the life of the policy until October 25, 2024. As of October 31, 2024, this finance agreement has been paid in full and insurance premiums have been fully amortized.

On October 25, 2024, the Company entered into an agreement with a premium financing company to finance its Directors and Officers insurance premiums for 12-month policies effective October 25, 2024. The amount financed of $383,455 is payable in 10 monthly installments plus interest at a rate of 8.80% through August 25, 2025. Accordingly, Directors and Officers insurance premiums of $451,124 has been recorded in prepaid expenses and is being amortized over the life of the policy until October 25, 2025.

Finance agreement payable for this agreement was $76,691 and $306,764 at June 30, 2025 and December 31, 2024, respectively. Unamortized balance of Directors and Officers insurance premiums was $144,607 and $368,315 as of June 30, 2025 and December 31, 2024, respectively.

Note 8 – Finance Agreement Payable

On October 25, 2023, the Company entered into an agreement with a premium financing company to finance its Directors and Officers insurance premiums for 12-month policies effective October 25, 2023. The amount financed of $467,500 is payable in 10 monthly installments plus interest at a rate of 8.95% through August 25, 2024. Accordingly, Directors and Officers insurance premiums of $550,000 was recorded in prepaid expenses and was amortized over the life of the policy until October 25, 2024.

On October 25, 2024, the Company entered into an agreement with a premium financing company to finance its Directors and Officers insurance premiums for 12-month policies effective October 25, 2024. The amount financed of $383,455 is payable in 10 monthly installments plus interest at a rate of 8.80% through August 25, 2025. Accordingly, Directors and Officers insurance premiums of $451,124 has been recorded in prepaid expenses and is being amortized over the life of the policy until October 25, 2025.

Finance agreement payable for above two agreements was $306,764 and $374,000 at December 31, 2024 and 2023, respectively. Unamortized balance of Directors and Officers insurance premiums was $368,315 and $449,041 as of December 31, 2024 and 2023, respectively.